Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade and other payables	Trade and other payables

	December 31,
	2023	2022
	£000s	£000s
Trade payables	2,629	3,186
Social security and other taxes	577	467
Accruals and other payables	8,850	8,391
Corporate income tax payable	373	589
Total trade and other payables	12,429	12,633

The Directors consider that the carrying amount of trade and other payables approximates to their fair value.